Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	94 Months Ended	115 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000118817
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000118815
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent		5.55%	3.71%			3.06%
C000118814
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Admiral Shares
C000118816
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
C000166998
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000259071
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Average Annual Return, Percent	3.94%
Without Sales Load [Member] | C000118817
Average Annual Return [Line Items]
Average Annual Return, Percent		5.44%	3.62%			2.97%
Without Sales Load [Member] | C000118815
Average Annual Return [Line Items]
Average Annual Return, Percent		5.56%	3.72%			3.07%
Without Sales Load [Member] | C000118814
Average Annual Return [Line Items]
Average Annual Return, Percent		5.56%	3.71%			3.05%
Without Sales Load [Member] | C000118816
Average Annual Return [Line Items]
Average Annual Return, Percent		5.55%	3.72%			3.07%
Without Sales Load [Member] | C000166998
Average Annual Return [Line Items]
Average Annual Return, Percent		8.37%	4.13%		7.01%
Without Sales Load [Member] | C000166997
Average Annual Return [Line Items]
Average Annual Return, Percent		8.62%	4.29%	5.92%
Without Sales Load [Member] | C000259071
Average Annual Return [Line Items]
Average Annual Return, Percent	3.81%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%	(0.45%)			1.84%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%	(0.45%)			1.84%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%	(0.45%)			1.84%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%	(0.45%)			1.84%
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index ex USD
Average Annual Return, Percent		1.87%	(2.54%)		0.10%
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index ex USD
Average Annual Return, Percent		1.87%	(2.54%)	(0.60%)
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.97%
NACC2 Index: Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Average Annual Return, Percent		5.54%	3.72%			3.10%
NACC2 Index: Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Average Annual Return, Percent		5.54%	3.72%			3.10%
NACC2 Index: Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Average Annual Return, Percent		5.54%	3.72%			3.10%
NACC2 Index: Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Average Annual Return, Percent		5.54%	3.72%			3.10%
NACC2 Index: JP Morgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan EMBI Global Diversified Index
Average Annual Return, Percent		8.52%	2.27%		3.92%
NACC2 Index: JP Morgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan EMBI Global Diversified Index
Average Annual Return, Percent		8.52%	2.27%	2.69%
NACC2 Index: Bloomberg U.S. Universal 1-5 Year Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal 1-5 Year Float Adjusted Index
Average Annual Return, Percent	3.00%